Note 1-Description of Business and Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recent Accounting Pronouncements	Recent Accounting Pronouncements The Company does not expect any recently issued accounting pronouncements to have a material impact on its financial condition or results of operations.